BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Shares
Shares Value
Common Stocks — 2.0%
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
............... 346 $ 12,639
Chemicals — 0.2%
Diversey Holdings Ltd.
(a)
.............. 49,241 789,826
Element Solutions, Inc. ............... 38,652 837,975
1,627,801
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(a)
......... 13,579 184,539
Electrical Equipment — 0.1%
(a)
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$552,653)
(b)
.................... 56,202 559,772
Sensata Technologies Holding plc ........ 9,474 518,417
1,078,189
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(a)(c)
....... 1,058 16,462
Equity Real Estate Investment Trusts (REITs) — 0.4%
Gaming and Leisure Properties, Inc. ...... 21,702 1,005,237
VICI Properties, Inc. ................. 78,008 2,216,207
3,221,444
Hotels, Restaurants & Leisure — 0.1%
Aramark ......................... 9,944 326,760
Life Sciences Tools & Services — 0.2%
(a)
Avantor, Inc. ...................... 22,646 926,222
Syneos Health, Inc. ................. 8,586 751,103
1,677,325
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 106,359 288,233
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
............. 49,457 928,802
Oil, Gas & Consumable Fuels — 0.8%
Chesapeake Energy Corp. ............ 31,189 1,920,931
Devon Energy Corp. ................. 8,542 303,326
Diamondback Energy, Inc. ............. 7,748 733,503
DT Midstream, Inc. .................. 9,684 447,788
Energy Transfer LP ................. 39,360 377,069
Enterprise Products Partners LP ......... 12,629 273,292
EQT Corp.
(a)
...................... 47,864 979,297
Extraction Oil & Gas, Inc.
(a)
............ 1,039 58,652
Extraction Oil & Gas, Inc., (Acquired 03/05/21,
cost $263,946)
(a)(b)
................ 7,537 425,464
Plains All American Pipeline LP ......... 63,126 641,991
SM Energy Co. .................... 11,155 294,269
6,455,582
Road & Rail — 0.0%
Uber Technologies, Inc.
(a)
............. 5,600 250,880
Total Common Stocks — 2.0%
(Cost: $12,745,871) .............................. 16,068,656
Par (000)
Par (000)
Corporate Bonds — 84.9%
Aerospace & Defense — 3.0%
Boeing Co. (The), 5.93%, 05/01/60 ...... USD 1,263 1,725,353
Bombardier, Inc.
(d)(e)
:
7.50%, 12/01/24 ................. 277 288,080
7.50%, 03/15/25 ................. 58 59,231
7.13%, 06/15/26 ................. 1,330 1,396,500
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
7.88%, 04/15/27 ................. USD 652 $ 675,944
6.00%, 02/15/28 ................. 723 731,134
7.45%, 05/01/34 ................. 201 234,919
BWX Technologies, Inc.
(d)
:
4.13%, 06/30/28 ................. 418 428,973
4.13%, 04/15/29 ................. 326 333,742
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(d)(e)
741 763,230
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 12 13,233
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(d)
............... 516 534,705
Rolls-Royce plc, 5.75%, 10/15/27
(d)(e)
..... 1,940 2,143,700
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(d)
. 276 291,870
TransDigm, Inc.:
8.00%, 12/15/25
(d)
................ 1,715 1,828,619
6.25%, 03/15/26
(d)
................ 8,533 8,895,652
6.38%, 06/15/26 ................. 135 139,274
7.50%, 03/15/27 ................. 215 225,213
4.63%, 01/15/29 ................. 526 525,082
4.88%, 05/01/29 ................. 1,130 1,132,102
Triumph Group, Inc., 8.88%, 06/01/24
(d)
... 1,714 1,885,400
24,251,956
Airlines — 2.0%
Air Canada, 3.88%, 08/15/26
(d)(e)
........ 1,134 1,144,263
American Airlines, Inc.
(d)
:
11.75%, 07/15/25 ................ 1,710 2,116,125
5.50%, 04/20/26 ................. 974 1,024,359
5.75%, 04/20/29 ................. 2,168 2,335,955
Delta Air Lines, Inc.
(d)
:
7.00%, 05/01/25 ................. 369 430,346
4.75%, 10/20/28 ................. 1,161 1,294,515
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(d)
............... 489 511,616
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(d)
1,768 1,922,559
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(d)
69 76,934
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 93 98,932
Series 2020-1, Class A, 5.88%, 10/15/27 1,372 1,535,030
United Airlines, Inc.
(d)
:
4.38%, 04/15/26 ................. 908 931,835
4.63%, 04/15/29 ................. 2,145 2,216,750
15,639,219
Auto Components — 1.9%
Adient US LLC, 9.00%, 04/15/25
(d)
...... 305 329,400
Allison Transmission, Inc.
(d)
:
5.88%, 06/01/29 ................. 447 486,358
3.75%, 01/30/31 ................. 383 372,468
Clarios Global LP
(d)
:
6.75%, 05/15/25 ................. 911 961,105
6.25%, 05/15/26 ................. 1,673 1,757,737
8.50%, 05/15/27 ................. 4,767 5,070,896
Dealer Tire LLC, 8.00%, 02/01/28
(d)
...... 604 632,338
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(d)
.................... 248 248,000
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 ................. 152 166,820
5.00%, 07/15/29
(d)
................ 263 279,109
5.25%, 07/15/31
(d)
................ 715 761,475
5.63%, 04/30/33 ................. 862 939,580
Icahn Enterprises LP:
5.25%, 05/15/27 ................. 1,890 1,960,875
4.38%, 02/01/29 ................. 791 790,011
Patrick Industries, Inc., 4.75%, 05/01/29
(d)
.. 126 128,520
Tenneco, Inc., 7.88%, 01/15/29
(d)
....... 92 102,695
14,987,387

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Automobiles — 0.1%
Ford Motor Co.:
4.35%, 12/08/26 ................. USD 82 $ 87,330
4.75%, 01/15/43 ................. 167 175,038
5.29%, 12/08/46 ................. 160 178,200
Winnebago Industries, Inc., 6.25%, 07/15/28
(d)
210 225,750
666,318
Banks — 0.3%
Banco Espirito Santo SA
(a)(f)
:
2.63%, 05/08/17 ................. EUR 100 16,796
4.75%, 01/15/18
(g)
................ 100 16,796
4.00%, 01/21/19
(g)
................ 100 16,796
Barclays plc
(e)
:
5.20%, 05/12/26 ................. USD 200 228,672
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(h)(i)
.................... 940 939,342
HSBC Holdings plc
(e)(h)(i)
:
(USD Swap Rate 5 Year + 3.75%), 6.00% 465 509,756
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60% ...................... 200 199,940
Intesa Sanpaolo SpA
(d)(e)
:
4.20%, 06/01/32 ................. 320 328,049
4.95%, 06/01/42 ................. 235 243,543
2,499,690
Biotechnology — 0.0%
(d)
Emergent BioSolutions, Inc., 3.88%, 08/15/28 118 114,755
HCRX Investments Holdco LP, 4.50%, 08/01/29 279 280,395
395,150
Building Products — 1.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(d)
.................... 545 568,980
APi Group DE, Inc., 4.13%, 07/15/29
(d)
.... 277 271,418
Builders FirstSource, Inc., 6.75%, 06/01/27
(d)
171 181,260
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(d)
.................... 782 831,246
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(d)
... 659 660,648
Forterra Finance LLC, 6.50%, 07/15/25
(d)
.. 701 750,070
Griffon Corp., 5.75%, 03/01/28 ......... 253 265,650
James Hardie International Finance DAC,
5.00%, 01/15/28
(d)
............... 200 210,000
JELD-WEN, Inc.
(d)
:
6.25%, 05/15/25 ................. 245 258,475
4.63%, 12/15/25 ................. 99 100,518
4.88%, 12/15/27 ................. 30 31,261
Masonite International Corp.
(d)
:
5.38%, 02/01/28 ................. 74 77,922
3.50%, 02/15/30 ................. 454 450,595
New Enterprise Stone & Lime Co., Inc.
(d)
:
6.25%, 03/15/26 ................. 99 102,366
5.25%, 07/15/28 ................. 181 183,036
9.75%, 07/15/28 ................. 215 233,813
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(d)
1,765 1,868,694
Standard Industries, Inc.
(d)
:
5.00%, 02/15/27 ................. 221 227,906
4.38%, 07/15/30 ................. 611 623,220
3.38%, 01/15/31 ................. 241 229,360
Summit Materials LLC, 5.25%, 01/15/29
(d)
.. 278 291,900
Victors Merger Corp., 6.38%, 05/15/29
(d)
... 317 303,527
8,721,865
Capital Markets — 0.6%
(d)
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29 208 214,240
Coinbase Global, Inc.:
3.38%, 10/01/28 ................. 676 649,521
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.63%, 10/01/31 ................. USD 654 $ 621,709
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................ 428 447,795
Credit Suisse Group AG
(e)(h)(i)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37% ...................... 300 329,250
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25% ...................... 405 423,731
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26 ................ 250 256,873
MSCI, Inc.:
3.63%, 09/01/30 ................. 96 99,240
3.88%, 02/15/31 ................. 530 555,838
3.63%, 11/01/31 ................. 253 263,265
3.25%, 08/15/33 ................. 376 380,309
Owl Rock Technology Finance Corp., 3.75%,
06/17/26 ..................... 240 253,367
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(e)(h)
(i)
......................... 320 323,264
4,818,402
Chemicals — 1.7%
Ashland LLC, 3.38%, 09/01/31
(d)
........ 718 724,282
Axalta Coating Systems LLC
(d)
:
4.75%, 06/15/27 ................. 423 440,978
3.38%, 02/15/29 ................. 166 161,435
Chemours Co. (The), 5.75%, 11/15/28
(d)
... 186 194,779
Diamond BC BV, 4.63%, 10/01/29
(d)
...... 591 599,865
Element Solutions, Inc., 3.88%, 09/01/28
(d)
. 3,281 3,313,810
Gates Global LLC, 6.25%, 01/15/26
(d)
..... 574 595,525
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(d)
.................... 534 546,015
HB Fuller Co., 4.25%, 10/15/28 ........ 165 167,887
Herens Midco SARL, 4.75%, 05/15/28
(d)(e)
.. 888 892,440
Illuminate Buyer LLC, 9.00%, 07/01/28
(d)
... 553 609,683
Ingevity Corp., 3.88%, 11/01/28
(d)
....... 132 131,670
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(d)
.. 253 253,000
Minerals Technologies, Inc., 5.00%, 07/01/28
(d)
388 402,550
NOVA Chemicals Corp., 4.88%, 06/01/24
(d)(e)
81 84,645
OCI NV, 5.25%, 11/01/24
(d)(e)
.......... 277 284,922
SCIH Salt Holdings, Inc.
(d)
:
4.88%, 05/01/28 ................. 618 621,090
6.63%, 05/01/29 ................. 354 339,840
Scotts Miracle-Gro Co. (The)
(d)
:
4.00%, 04/01/31 ................. 515 514,032
4.38%, 02/01/32 ................. 55 55,447
SPCM SA, 3.13%, 03/15/27
(d)(e)
........ 210 210,252
Valvoline, Inc., 3.63%, 06/15/31
(d)
....... 2 1,975
WR Grace Holdings LLC, 5.63%, 08/15/29
(d)
2,679 2,759,397
13,905,519
Commercial Services & Supplies — 3.0%
ADT Security Corp. (The), 4.88%, 07/15/32
(d)
514 518,497
Allied Universal Holdco LLC
(d)
:
6.63%, 07/15/26 ................. 3,368 3,560,919
9.75%, 07/15/27 ................. 1,545 1,680,921
4.63%, 06/01/28 ................. 3,924 3,916,039
6.00%, 06/01/29 ................. 990 976,922
APX Group, Inc.
(d)
:
6.75%, 02/15/27 ................. 455 483,369
5.75%, 07/15/29 ................. 564 556,696
Aramark Services, Inc., 5.00%, 04/01/25
(d)
.. 246 251,769
Brink's Co. (The), 5.50%, 07/15/25
(d)
..... 114 119,130

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc.
(d)
:
4.88%, 07/15/27 ................. USD 233 $ 241,738
5.13%, 07/15/29 ................. 199 217,905
Covanta Holding Corp., 5.00%, 09/01/30 .. 239 241,390
Garda World Security Corp.
(d)(e)
:
4.63%, 02/15/27 ................. 715 715,000
9.50%, 11/01/27 ................. 363 392,893
GFL Environmental, Inc.
(d)(e)
:
4.25%, 06/01/25 ................. 140 144,375
3.75%, 08/01/25 ................. 170 174,888
5.13%, 12/15/26 ................. 1,122 1,178,223
4.00%, 08/01/28 ................. 1,140 1,131,450
3.50%, 09/01/28 ................. 310 311,938
4.75%, 06/15/29 ................. 1,149 1,180,597
4.38%, 08/15/29 ................. 730 737,300
IAA, Inc., 5.50%, 06/15/27
(d)
.......... 274 286,330
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(d)
.................... 170 174,250
Madison IAQ LLC
(d)
:
4.13%, 06/30/28 ................. 101 101,000
5.88%, 06/30/29 ................. 919 925,892
Nielsen Finance LLC
(d)
:
5.63%, 10/01/28 ................. 1,237 1,283,387
5.88%, 10/01/30 ................. 355 373,769
4.75%, 07/15/31 ................. 114 110,895
Prime Security Services Borrower LLC
(d)
:
5.75%, 04/15/26 ................. 42 45,434
3.38%, 08/31/27 ................. 62 59,482
6.25%, 01/15/28 ................. 694 717,443
Stericycle, Inc., 3.88%, 01/15/29
(d)
....... 254 255,552
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(d)
.................... 182 190,049
Waste Pro USA, Inc., 5.50%, 02/15/26
(d)
... 1,126 1,137,260
24,392,702
Communications Equipment — 1.1%
Avaya, Inc., 6.13%, 09/15/28
(d)
......... 2,746 2,887,337
CommScope Technologies LLC, 6.00%,
06/15/25
(d)
.................... 1,055 1,068,188
CommScope, Inc.
(d)
:
6.00%, 03/01/26 ................. 281 291,771
8.25%, 03/01/27 ................. 66 69,084
7.13%, 07/01/28 ................. 573 584,729
4.75%, 09/01/29 ................. 1,414 1,412,232
Nokia OYJ
(e)
:
4.38%, 06/12/27 ................. 187 205,232
6.63%, 05/15/39 ................. 107 146,055
ViaSat, Inc.
(d)
:
5.63%, 04/15/27 ................. 615 641,137
6.50%, 07/15/28 ................. 730 768,851
Viavi Solutions, Inc., 3.75%, 10/01/29
(d)
... 655 656,441
8,731,057
Construction & Engineering — 0.2%
(d)
Arcosa, Inc., 4.38%, 04/15/29 ......... 701 709,762
Brand Industrial Services, Inc., 8.50%, 07/15/25 591 593,216
Dycom Industries, Inc., 4.50%, 04/15/29 ... 190 190,803
MasTec, Inc., 4.50%, 08/15/28 ......... 318 331,913
1,825,694
Consumer Finance — 1.5%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(h)(i)
.............. 1,505 1,533,369
Ford Motor Credit Co. LLC:
3.81%, 01/09/24 ................. 200 206,500
4.69%, 06/09/25 ................. 200 214,000
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.13%, 06/16/25 ................. USD 548 $ 595,265
4.13%, 08/04/25 ................. 650 687,375
3.38%, 11/13/25 ................. 200 205,500
4.39%, 01/08/26 ................. 475 506,469
2.70%, 08/10/26 ................. 607 608,214
4.13%, 08/17/27 ................. 200 212,100
3.82%, 11/02/27 ................. 200 207,500
2.90%, 02/16/28 ................. 585 584,269
5.11%, 05/03/29 ................. 303 338,602
4.00%, 11/13/30 ................. 1,640 1,705,600
Global Aircraft Leasing Co. Ltd.
(d)(e)(j)
:
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 273 267,212
Series 2021, 7.25%, (7.25% Cash or 7.25%
PIK), 09/15/24 ................ 389 360,525
Navient Corp.:
6.13%, 03/25/24 ................. 176 188,452
5.88%, 10/25/24 ................. 49 52,308
6.75%, 06/25/25 ................. 103 112,527
6.75%, 06/15/26 ................. 138 152,301
OneMain Finance Corp.:
6.88%, 03/15/25 ................. 227 255,091
7.13%, 03/15/26 ................. 819 949,016
3.50%, 01/15/27 ................. 1,501 1,501,676
6.63%, 01/15/28 ................. 155 178,250
5.38%, 11/15/29 ................. 61 66,115
4.00%, 09/15/30 ................. 8 7,960
11,696,196
Containers & Packaging — 2.3%
ARD Finance SA, 6.50%, 06/30/27
(d)(e)
.... 3,470 3,686,355
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(d)
............... 2,787 2,818,354
Ardagh Packaging Finance plc
(d)
:
4.13%, 08/15/26 ................. 389 403,782
4.75%, 07/15/27 ................. GBP 100 137,772
5.25%, 08/15/27 ................. USD 2,427 2,470,698
Ball Corp., 3.13%, 09/15/31 .......... 923 911,534
CANPACK SA, 3.13%, 11/01/25
(d)(e)
...... 211 214,627
Crown Americas LLC, 4.25%, 09/30/26 ... 302 323,711
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 78 96,330
Graphic Packaging International LLC
(d)
:
4.75%, 07/15/27 ................. 128 138,560
3.50%, 03/15/28 ................. 15 15,225
3.50%, 03/01/29 ................. 59 58,705
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(d)(e)
................... 274 278,551
LABL, Inc., 10.50%, 07/15/27
(d)
........ 211 227,352
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(d)
............... 389 392,404
Sealed Air Corp.
(d)
:
5.13%, 12/01/24 ................. 20 21,725
4.00%, 12/01/27 ................. 143 152,280
6.88%, 07/15/33 ................. 31 40,498
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 3 3,082
Trivium Packaging Finance BV
(d)(e)(k)
:
5.50%, 08/15/26 ................. 1,316 1,378,260
8.50%, 08/15/27 ................. 4,176 4,483,980
18,253,785
Distributors — 0.1%
(d)
American Builders & Contractors Supply Co.,
Inc.:
4.00%, 01/15/28 ................. 220 224,675
3.88%, 11/15/29 ................. 97 96,728
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 216 214,920

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Distributors (continued)
Wolverine Escrow LLC, 9.00%, 11/15/26 ... USD 22 $ 20,323
556,646
Diversified Consumer Services — 0.6%
Graham Holdings Co., 5.75%, 06/01/26
(d)
.. 105 109,651
Metis Merger Sub LLC, 6.50%, 05/15/29
(d)
.. 427 415,258
Service Corp. International:
5.13%, 06/01/29 ................. 89 96,756
3.38%, 08/15/30 ................. 279 278,435
4.00%, 05/15/31 ................. 1,098 1,135,058
Sotheby's
(d)
:
7.38%, 10/15/27 ................. 1,743 1,843,223
5.88%, 06/01/29 ................. 1,175 1,208,781
5,087,162
Diversified Financial Services — 0.7%
(d)
Jefferies Finance LLC, 5.00%, 08/15/28 ... 665 674,144
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 673 671,149
Sabre GLBL, Inc.:
9.25%, 04/15/25 ................. 806 931,566
7.38%, 09/01/25 ................. 395 420,991
Shift4 Payments LLC, 4.63%, 11/01/26 .... 636 663,825
Verscend Escrow Corp., 9.75%, 08/15/26 .. 2,393 2,521,624
5,883,299
Diversified Telecommunication Services — 6.4%
Altice France Holding SA
(d)(e)
:
10.50%, 05/15/27 ................ 3,707 4,053,975
6.00%, 02/15/28 ................. 1,263 1,213,080
Altice France SA
(d)(e)
:
8.13%, 02/01/27 ................. 921 990,996
5.50%, 01/15/28 ................. 900 915,052
5.13%, 01/15/29 ................. 614 601,720
5.13%, 07/15/29 ................. 3,008 2,949,269
5.50%, 10/15/29 ................. 1,068 1,057,195
CCO Holdings LLC:
5.00%, 02/01/28
(d)
................ 316 329,873
5.38%, 06/01/29
(d)
................ 162 174,960
4.75%, 03/01/30
(d)
................ 657 686,877
4.50%, 08/15/30
(d)
................ 1,486 1,533,136
4.25%, 02/01/31
(d)
................ 1,319 1,341,885
4.50%, 05/01/32 ................. 598 615,940
4.50%, 06/01/33
(d)
................ 424 431,513
4.25%, 01/15/34
(d)
................ 2,354 2,331,931
Cincinnati Bell, Inc.
(d)
:
7.00%, 07/15/24 ................. 919 935,294
8.00%, 10/15/25 ................. 75 78,165
Consolidated Communications, Inc., 6.50%,
10/01/28
(d)
.................... 1,519 1,650,014
Frontier Communications Corp.
(d)
:
5.88%, 10/15/27 ................. 775 823,438
5.00%, 05/01/28 ................. 1,762 1,850,100
6.75%, 05/01/29 ................. 971 1,023,191
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(d)(e)(k)
.................. 106 108,782
Level 3 Financing, Inc.
(d)
:
4.25%, 07/01/28 ................. 1,012 1,019,823
3.75%, 07/15/29 ................. 1,011 977,111
Lumen Technologies, Inc.:
5.13%, 12/15/26
(d)
................ 2,536 2,631,100
4.00%, 02/15/27
(d)
................ 298 304,496
4.50%, 01/15/29
(d)
................ 1,424 1,379,828
5.38%, 06/15/29
(d)
................ 1,320 1,346,875
Series P, 7.60%, 09/15/39 .......... 124 138,880
Series U, 7.65%, 03/15/42 .......... 590 660,800
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Sable International Finance Ltd., 5.75%,
09/07/27
(d)(e)
................... USD 200 $ 210,000
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 2,217 2,837,760
8.75%, 03/15/32 ................. 2,477 3,700,291
Switch Ltd.
(d)
:
3.75%, 09/15/28 ................. 635 644,525
4.13%, 06/15/29 ................. 1,200 1,231,500
Telecom Italia Capital SA
(e)
:
6.38%, 11/15/33 ................. 408 474,790
6.00%, 09/30/34 ................. 739 829,527
7.20%, 07/18/36 ................. 201 246,225
7.72%, 06/04/38 ................. 544 696,320
Telesat Canada, 4.88%, 06/01/27
(d)(e)
..... 284 261,280
Zayo Group Holdings, Inc.
(d)
:
4.00%, 03/01/27 ................. 2,572 2,559,731
6.13%, 03/01/28 ................. 3,196 3,240,041
51,087,289
Electric Utilities — 1.0%
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(k)
......... 251 275,392
2.65%, 03/01/30 ................. 330 328,350
Series B, 2.25%, 09/01/30 .......... 38 36,670
Series C, 7.38%, 11/15/31 .......... 404 551,888
Series C, 5.35%, 07/15/47
(k)
......... 1,031 1,257,175
Series C, 3.40%, 03/01/50 .......... 1,092 1,049,805
FirstEnergy Transmission LLC
(d)
:
5.45%, 07/15/44 ................. 791 1,008,166
4.55%, 04/01/49 ................. 652 763,095
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(d)
.................... 13 13,715
NRG Energy, Inc.:
5.75%, 01/15/28 ................. 8 8,510
3.63%, 02/15/31
(d)
................ 552 542,202
3.88%, 02/15/32
(d)
................ 729 720,799
Pattern Energy Operations LP, 4.50%,
08/15/28
(d)
.................... 505 526,463
PG&E Corp., 5.25%, 07/01/30 ......... 298 305,077
Vistra Operations Co. LLC, 4.38%, 05/01/29
(d)
455 457,789
7,845,096
Electrical Equipment — 0.1%
(d)
Atkore, Inc., 4.25%, 06/01/31 .......... 337 347,110
Sensata Technologies BV:
5.63%, 11/01/24 ................. 187 206,970
4.00%, 04/15/29 ................. 619 630,111
1,184,191
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC:
4.13%, 05/01/25 ................. 278 288,077
3.25%, 02/15/29 ................. 297 304,425
Sensata Technologies, Inc.
(d)
:
4.38%, 02/15/30 ................. 1,180 1,269,633
3.75%, 02/15/31 ................. 408 410,791
2,272,926
Energy Equipment & Services — 0.7%
Archrock Partners LP
(d)
:
6.88%, 04/01/27 ................. 259 271,950
6.25%, 04/01/28 ................. 1,589 1,643,384
ChampionX Corp., 6.38%, 05/01/26 ...... 176 183,040
Pioneer Energy Services Corp.
(c)(d)
:
(LIBOR USD 3 Month + 9.50%), 11.00%,
05/15/25
(i)
.................... 415 453,665
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(j)(l)
................... 310 356,394

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Tervita Corp., 11.00%, 12/01/25
(d)(e)
...... USD 167 $ 188,962
Transocean, Inc., 11.50%, 01/30/27
(d)
..... 241 248,230
USA Compression Partners LP:
6.88%, 04/01/26 ................. 831 865,238
6.88%, 09/01/27 ................. 1,238 1,310,547
5,521,410
Entertainment — 1.0%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(d)
.................... 285 294,624
Live Nation Entertainment, Inc.
(d)
:
4.88%, 11/01/24 ................. 59 59,659
6.50%, 05/15/27 ................. 1,782 1,960,200
4.75%, 10/15/27 ................. 169 171,744
3.75%, 01/15/28 ................. 1,584 1,574,595
Netflix, Inc.:
4.88%, 04/15/28 ................. 87 100,267
5.88%, 11/15/28 ................. 1,004 1,230,302
6.38%, 05/15/29 ................. 66 83,490
5.38%, 11/15/29
(d)
................ 314 380,332
4.88%, 06/15/30
(d)
................ 269 316,748
Playtika Holding Corp., 4.25%, 03/15/29
(d)
.. 1,343 1,347,284
WMG Acquisition Corp., 3.88%, 07/15/30
(d)
. 191 198,640
7,717,885
Equity Real Estate Investment Trusts (REITs) — 2.8%
American Finance Trust, Inc., 4.50%,
09/30/28
(d)
.................... 147 147,000
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(d)
.................... 397 393,030
CTR Partnership LP, 3.88%, 06/30/28
(d)
... 338 350,675
Diversified Healthcare Trust, 9.75%, 06/15/25 356 389,375
Global Net Lease, Inc., 3.75%, 12/15/27
(d)
.. 260 258,166
GLP Capital LP, 4.00%, 01/15/31 ....... 162 174,733
HAT Holdings I LLC, 3.38%, 06/15/26
(d)
... 409 415,135
Iron Mountain, Inc.
(d)
:
5.25%, 07/15/30 ................. 695 737,555
5.63%, 07/15/32 ................. 264 283,140
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 79 85,913
4.50%, 09/01/26 ................. 507 551,363
5.75%, 02/01/27 ................. 351 403,650
4.50%, 01/15/28 ................. 827 903,497
3.88%, 02/15/29
(d)
................ 1,941 2,067,165
MPT Operating Partnership LP:
4.63%, 08/01/29 ................. 913 979,649
3.50%, 03/15/31 ................. 2,357 2,404,140
RHP Hotel Properties LP:
4.75%, 10/15/27 ................. 1,203 1,245,069
4.50%, 02/15/29
(d)
................ 1,224 1,226,472
RLJ Lodging Trust LP
(d)
:
3.75%, 07/01/26 ................. 283 284,415
4.00%, 09/15/29 ................. 217 216,661
SBA Communications Corp., 3.88%, 02/15/27 661 684,961
Service Properties Trust:
4.35%, 10/01/24 ................. 68 68,900
7.50%, 09/15/25 ................. 701 787,041
5.50%, 12/15/27 ................. 209 222,733
Uniti Group LP
(d)
:
7.88%, 02/15/25 ................. 188 198,641
4.75%, 04/15/28 ................. 689 703,641
6.50%, 02/15/29 ................. 1,111 1,142,847
6.00%, 01/15/30 ................. 335 332,069
VICI Properties LP
(d)
:
3.50%, 02/15/25 ................. 292 297,840
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.25%, 12/01/26 ................. USD 690 $ 720,588
3.75%, 02/15/27 ................. 911 942,885
4.63%, 12/01/29 ................. 985 1,058,875
4.13%, 08/15/30 ................. 1,632 1,729,920
22,407,744
Food & Staples Retailing — 0.6%
(d)
Albertsons Cos., Inc.:
3.25%, 03/15/26 ................. 707 717,605
4.63%, 01/15/27 ................. 793 831,884
5.88%, 02/15/28 ................. 1,088 1,158,720
4.88%, 02/15/30 ................. 287 309,242
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 717 718,793
United Natural Foods, Inc., 6.75%, 10/15/28 152 164,540
US Foods, Inc.:
6.25%, 04/15/25 ................. 231 242,307
4.75%, 02/15/29 ................. 467 479,259
4,622,350
Food Products — 2.3%
Chobani LLC
(d)
:
7.50%, 04/15/25 ................. 1,111 1,155,996
4.63%, 11/15/28 ................. 1,060 1,094,450
JBS Investments II GmbH, 7.00%, 01/15/26
(d)
200 209,090
JBS USA LUX SA
(d)
:
6.75%, 02/15/28 ................. 363 392,675
6.50%, 04/15/29 ................. 604 674,970
3.75%, 12/01/31 ................. 892 928,153
Kraft Heinz Foods Co.:
4.25%, 03/01/31 ................. 1,579 1,785,093
5.00%, 07/15/35 ................. 189 232,426
6.88%, 01/26/39 ................. 414 611,202
4.63%, 10/01/39 ................. 129 150,347
6.50%, 02/09/40 ................. 280 397,599
5.00%, 06/04/42 ................. 125 153,292
5.20%, 07/15/45 ................. 481 602,474
4.38%, 06/01/46 ................. 718 816,955
4.88%, 10/01/49 ................. 2,571 3,129,151
5.50%, 06/01/50 ................. 3,067 4,046,509
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(d)
20 21,985
Pilgrim's Pride Corp., 3.50%, 03/01/32
(d)
... 1,070 1,088,056
Post Holdings, Inc.
(d)
:
5.75%, 03/01/27 ................. 6 6,235
5.63%, 01/15/28 ................. 165 173,349
4.63%, 04/15/30 ................. 54 54,417
4.50%, 09/15/31 ................. 434 428,849
Simmons Foods, Inc., 4.63%, 03/01/29
(d)
.. 568 572,260
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. 97 94,931
18,820,464
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(d)
.................... 266 275,975
Health Care Equipment & Supplies — 1.1%
(d)
Avantor Funding, Inc., 4.63%, 07/15/28 ... 1,541 1,621,903
Hologic, Inc., 3.25%, 02/15/29 ......... 192 192,091
Mozart Debt Merger Sub, Inc.:
3.88%, 04/01/29 ................. 1,065 1,065,000
5.25%, 10/01/29 ................. 2,328 2,328,000
Ortho-Clinical Diagnostics, Inc.:
7.38%, 06/01/25 ................. 907 956,885
7.25%, 02/01/28 ................. 2,003 2,143,460
Teleflex, Inc., 4.25%, 06/01/28 ......... 297 308,610
8,615,949

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 5.0%
180 Medical, Inc., 3.88%, 10/15/29 ...... USD 313 $ 313,000
Acadia Healthcare Co., Inc.
(d)
:
5.50%, 07/01/28 ................. 335 352,152
5.00%, 04/15/29 ................. 202 210,333
AdaptHealth LLC
(d)
:
6.13%, 08/01/28 ................. 410 435,625
4.63%, 08/01/29 ................. 184 183,862
5.13%, 03/01/30 ................. 209 209,104
AHP Health Partners, Inc., 5.75%, 07/15/29
(d)
575 580,750
Akumin Escrow, Inc., 7.50%, 08/01/28
(d)
... 119 115,132
Akumin, Inc., 7.00%, 11/01/25
(d)
........ 202 195,940
Cano Health LLC, 6.25%, 10/01/28
(d)
..... 200 202,000
Centene Corp.:
4.25%, 12/15/27 ................. 187 195,724
2.45%, 07/15/28 ................. 1,302 1,308,510
4.63%, 12/15/29 ................. 1,668 1,817,786
3.00%, 10/15/30 ................. 2,605 2,670,125
2.50%, 03/01/31 ................. 2,409 2,375,876
2.63%, 08/01/31 ................. 863 857,166
Community Health Systems, Inc.
(d)
:
6.63%, 02/15/25 ................. 2,601 2,721,296
8.00%, 03/15/26 ................. 2,921 3,097,648
5.63%, 03/15/27 ................. 1,888 1,976,981
6.00%, 01/15/29 ................. 727 770,620
6.88%, 04/15/29 ................. 222 222,522
6.13%, 04/01/30 ................. 615 597,611
DaVita, Inc., 4.63%, 06/01/30
(d)
........ 21 21,601
Encompass Health Corp.:
4.50%, 02/01/28 ................. 117 120,803
4.75%, 02/01/30 ................. 807 848,762
4.63%, 04/01/31 ................. 369 387,837
HCA, Inc.:
5.63%, 09/01/28 ................. 1,228 1,460,952
5.88%, 02/01/29 ................. 280 336,472
3.50%, 09/01/30 ................. 1,852 1,961,990
HealthEquity, Inc., 4.50%, 10/01/29
(d)
..... 619 628,285
Legacy LifePoint Health LLC
(d)
:
6.75%, 04/15/25 ................. 289 303,696
4.38%, 02/15/27 ................. 127 126,682
LifePoint Health, Inc., 5.38%, 01/15/29
(d)
... 829 806,203
MEDNAX, Inc., 6.25%, 01/15/27
(d)
....... 116 121,945
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(d)
.................... 343 355,537
ModivCare, Inc., 5.88%, 11/15/25
(d)
...... 313 330,998
Molina Healthcare, Inc.
(d)
:
4.38%, 06/15/28 ................. 674 701,216
3.88%, 11/15/30 ................. 495 517,275
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(d)
.................... 790 847,275
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(d)
............... 173 182,731
RP Escrow Issuer LLC, 5.25%, 12/15/25
(d)
.. 268 275,705
Surgery Center Holdings, Inc.
(d)
:
6.75%, 07/01/25 ................. 1,130 1,149,775
10.00%, 04/15/27 ................ 1,060 1,144,800
Tenet Healthcare Corp.
(d)
:
4.63%, 09/01/24 ................. 406 415,135
7.50%, 04/01/25 ................. 459 487,114
4.88%, 01/01/26 ................. 1,017 1,052,514
6.25%, 02/01/27 ................. 180 186,750
5.13%, 11/01/27 ................. 1,636 1,705,530
4.63%, 06/15/28 ................. 96 99,471
6.13%, 10/01/28 ................. 900 945,427
4.25%, 06/01/29 ................. 609 618,135
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
US Acute Care Solutions LLC, 6.38%,
03/01/26
(d)
.................... USD 225 $ 237,375
Vizient, Inc., 6.25%, 05/15/27
(d)
........ 277 289,465
40,077,219
Health Care Technology — 0.1%
IQVIA, Inc.
(d)
:
5.00%, 10/15/26 ................. 298 305,411
5.00%, 05/15/27 ................. 226 234,742
540,153
Hotels, Restaurants & Leisure — 5.6%
1011778 BC ULC
(d)(e)
:
3.88%, 01/15/28 ................. 1,323 1,336,032
4.38%, 01/15/28 ................. 1,207 1,225,358
Affinity Gaming, 6.88%, 12/15/27
(d)
...... 272 286,069
Aramark International Finance SARL, 3.13%,
04/01/25
(g)
.................... EUR 506 590,375
Boyd Gaming Corp.:
8.63%, 06/01/25
(d)
................ USD 514 557,048
4.75%, 12/01/27 ................. 454 467,933
4.75%, 06/15/31
(d)
................ 771 795,094
Boyne USA, Inc., 4.75%, 05/15/29
(d)
..... 490 505,925
Caesars Entertainment, Inc.
(d)
:
6.25%, 07/01/25 ................. 2,597 2,734,011
8.13%, 07/01/27 ................. 3,266 3,671,719
4.63%, 10/15/29 ................. 866 876,825
Caesars Resort Collection LLC, 5.75%,
07/01/25
(d)
.................... 1,552 1,636,157
Carnival Corp.
(d)
:
11.50%, 04/01/23 ................ 115 128,369
10.50%, 02/01/26 ................ 1,012 1,174,122
5.75%, 03/01/27 ................. 1,681 1,737,734
9.88%, 08/01/27 ................. 457 527,429
4.00%, 08/01/28 ................. 2,848 2,876,480
Carrols Restaurant Group, Inc., 5.88%,
07/01/29
(d)
.................... 128 120,480
CCM Merger, Inc., 6.38%, 05/01/26
(d)
..... 291 306,278
Cedar Fair LP:
5.50%, 05/01/25
(d)
................ 1,733 1,800,154
6.50%, 10/01/28 ................. 87 93,339
Churchill Downs, Inc.
(d)
:
5.50%, 04/01/27 ................. 521 540,538
4.75%, 01/15/28 ................. 381 398,621
Everi Holdings, Inc., 5.00%, 07/15/29
(d)
.... 108 110,665
Full House Resorts, Inc., 8.25%, 02/15/28
(d)
. 124 133,300
Genting New York LLC, 3.30%, 02/15/26
(d)
. 200 198,313
Golden Nugget, Inc., 6.75%, 10/15/24
(d)
... 1,489 1,490,936
Hilton Domestic Operating Co., Inc.:
5.75%, 05/01/28
(d)
................ 321 345,717
4.88%, 01/15/30 ................. 957 1,026,631
4.00%, 05/01/31
(d)
................ 1,328 1,347,920
IRB Holding Corp., 7.00%, 06/15/25
(d)
.... 232 246,320
Life Time, Inc.
(d)
:
5.75%, 01/15/26 ................. 567 586,845
8.00%, 04/15/26 ................. 364 385,840
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(d)
209 201,991
Merlin Entertainments Ltd., 5.75%, 06/15/26
(d)(e)
200 206,500
MGM Resorts International:
6.00%, 03/15/23 ................. 308 325,692
5.75%, 06/15/25 ................. 41 44,690
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(d)
.................... 510 519,562
NCL Corp. Ltd.
(d)
:
10.25%, 02/01/26 ................ 191 219,172
5.88%, 03/15/26 ................. 767 786,175

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
NCL Finance Ltd., 6.13%, 03/15/28
(d)
..... USD 521 $ 540,537
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(d)
.................... 463 497,146
Penn National Gaming, Inc., 4.13%, 07/01/29
(d)
189 186,808
Powdr Corp., 6.00%, 08/01/25
(d)
........ 382 401,100
Premier Entertainment Sub LLC
(d)
:
5.63%, 09/01/29 ................. 239 241,390
5.88%, 09/01/31 ................. 239 241,461
Raptor Acquisition Corp., 4.88%, 11/01/26
(d)(e)
371 378,884
Royal Caribbean Cruises Ltd.
(d)
:
10.88%, 06/01/23 ................ 175 196,000
9.13%, 06/15/23 ................. 275 298,871
11.50%, 06/01/25 ................ 216 246,456
5.50%, 08/31/26 ................. 162 166,526
5.50%, 04/01/28 ................. 913 933,825
Scientific Games International, Inc.:
8.63%, 07/01/25
(d)
................ 332 359,534
3.38%, 02/15/26
(g)
................ EUR 500 583,577
8.25%, 03/15/26
(d)
................ USD 1,011 1,072,924
7.00%, 05/15/28
(d)
................ 256 276,160
7.25%, 11/15/29
(d)
................ 193 216,862
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(d)
1,168 1,243,920
Station Casinos LLC, 4.50%, 02/15/28
(d)
... 392 398,213
Travel + Leisure Co., 6.63%, 07/31/26
(d)
... 199 226,615
Vail Resorts, Inc., 6.25%, 05/15/25
(d)
..... 249 263,318
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(d)
.................... 379 379,000
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(d)
.................... 227 236,972
Wynn Las Vegas LLC, 5.25%, 05/15/27
(d)
.. 483 487,820
Wynn Resorts Finance LLC
(d)
:
7.75%, 04/15/25 ................. 320 337,606
5.13%, 10/01/29 ................. 1,266 1,275,495
Yum! Brands, Inc.:
7.75%, 04/01/25
(d)
................ 420 449,075
4.75%, 01/15/30
(d)
................ 10 10,838
5.35%, 11/01/43 ................. 10 11,000
44,720,292
Household Durables — 1.0%
Ashton Woods USA LLC
(d)
:
6.63%, 01/15/28 ................. 116 123,250
4.63%, 08/01/29 ................. 208 210,024
4.63%, 04/01/30 ................. 224 225,260
Brookfield Residential Properties, Inc.
(d)(e)
:
5.00%, 06/15/29 ................. 418 427,426
4.88%, 02/15/30 ................. 345 351,900
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(d)
615 650,655
Installed Building Products, Inc., 5.75%,
02/01/28
(d)
.................... 205 214,738
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(d)
.................... 521 547,050
KB Home, 4.00%, 06/15/31 ........... 198 203,197
Mattamy Group Corp.
(d)(e)
:
5.25%, 12/15/27 ................. 246 257,070
4.63%, 03/01/30 ................. 262 267,726
Meritage Homes Corp., 5.13%, 06/06/27 ... 240 267,300
New Home Co., Inc. (The), 7.25%, 10/15/25
(d)
118 124,168
Newell Brands, Inc., 6.00%, 04/01/46
(k)
.... 234 302,445
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(d)
421 445,161
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(d)
505 492,021
Taylor Morrison Communities, Inc.
(d)
:
5.88%, 06/15/27 ................. 161 183,540
5.13%, 08/01/30 ................. 49 52,737
Tempur Sealy International, Inc.
(d)
:
4.00%, 04/15/29 ................. 536 552,080
Security
Par (000)
Par (000) Value
Household Durables (continued)
3.88%, 10/15/31 ................. USD 619 $ 619,774
Toll Brothers Finance Corp., 4.35%, 02/15/28 22 24,090
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 123 135,300
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 ................. 385 415,800
5.70%, 06/15/28 ................. 91 98,962
Williams Scotsman International, Inc., 4.63%,
08/15/28
(d)
.................... 538 560,440
7,752,114
Household Products — 0.2%
Central Garden & Pet Co.:
4.13%, 10/15/30 ................. 424 433,540
4.13%, 04/30/31
(d)
................ 386 391,993
Energizer Holdings, Inc.
(d)
:
4.75%, 06/15/28 ................. 43 43,742
4.38%, 03/31/29 ................. 31 30,766
Spectrum Brands, Inc.
(d)
:
5.00%, 10/01/29 ................. 346 371,950
5.50%, 07/15/30 ................. 244 270,230
3.88%, 03/15/31 ................. 92 92,957
1,635,178
Independent Power and Renewable Electricity Producers
— 0.4%
(d)
Calpine Corp.:
5.25%, 06/01/26 ................. 90 92,585
4.50%, 02/15/28 ................. 4 4,080
5.13%, 03/15/28 ................. 1,979 2,004,201
4.63%, 02/01/29 ................. 278 273,830
5.00%, 02/01/31 ................. 267 267,000
3.75%, 03/01/31 ................. 4 3,850
Clearway Energy Operating LLC:
4.75%, 03/15/28 ................. 308 326,049
3.75%, 01/15/32 ................. 588 587,265
3,558,860
Insurance — 1.9%
(d)
Acrisure LLC, 6.00%, 08/01/29 ......... 472 466,011
Alliant Holdings Intermediate LLC:
4.25%, 10/15/27 ................. 2,731 2,758,310
6.75%, 10/15/27 ................. 4,282 4,431,870
AmWINS Group, Inc., 4.88%, 06/30/29 .... 566 573,952
Ardonagh Midco 2 plc, 0.00%, (0.00% Cash or
12.70% PIK), 01/15/27
(e)(j)
.......... 226 241,074
AssuredPartners, Inc., 5.63%, 01/15/29 ... 458 460,840
BroadStreet Partners, Inc., 5.88%, 04/15/29 377 375,586
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 584 616,120
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(e)
.................... 327 347,233
HUB International Ltd., 7.00%, 05/01/26 ... 1,031 1,065,796
NFP Corp.:
4.88%, 08/15/28 ................. 917 932,589
6.88%, 08/15/28 ................. 3,126 3,191,802
15,461,183
Interactive Media & Services — 0.2%
(d)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ..................... 599 588,518
Twitter, Inc., 3.88%, 12/15/27 .......... 634 676,795
1,265,313
Internet & Direct Marketing Retail — 0.2%
(d)
ANGI Group LLC, 3.88%, 08/15/28 ...... 411 408,945
Go Daddy Operating Co. LLC:
5.25%, 12/01/27 ................. 82 85,485
3.50%, 03/01/29 ................. 252 249,795

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
Match Group Holdings II LLC:
4.63%, 06/01/28 ................. USD 82 $ 85,729
5.63%, 02/15/29 ................. 164 176,500
4.13%, 08/01/30 ................. 393 409,211
3.63%, 10/01/31 ................. 242 239,128
1,654,793
IT Services — 1.4%
Acuris Finance US, Inc., 5.00%, 05/01/28
(d)
. 810 805,950
Ahead DB Holdings LLC, 6.63%, 05/01/28
(d)
216 217,620
Arches Buyer, Inc., 4.25%, 06/01/28
(d)
.... 188 190,610
Austin BidCo, Inc., 7.13%, 12/15/28
(d)
..... 124 124,930
Black Knight InfoServ LLC, 3.63%, 09/01/28
(d)
602 605,010
Booz Allen Hamilton, Inc.
(d)
:
3.88%, 09/01/28 ................. 882 904,156
4.00%, 07/01/29 ................. 852 873,300
Cablevision Lightpath LLC
(d)
:
3.88%, 09/15/27 ................. 276 270,853
5.63%, 09/15/28 ................. 855 858,099
Endure Digital, Inc., 6.00%, 02/15/29
(d)
.... 284 269,800
Gartner, Inc.
(d)
:
4.50%, 07/01/28 ................. 256 268,800
3.63%, 06/15/29 ................. 483 486,671
3.75%, 10/01/30 ................. 667 686,476
ION Trading Technologies SARL, 5.75%,
05/15/28
(d)(e)
................... 385 392,556
MoneyGram International, Inc., 5.38%,
08/01/26
(d)
.................... 225 228,375
Northwest Fiber LLC
(d)
:
4.75%, 04/30/27 ................. 525 528,084
6.00%, 02/15/28 ................. 489 486,399
10.75%, 06/01/28 ................ 149 167,625
Square, Inc., 3.50%, 06/01/31
(d)
........ 1,355 1,389,864
Tempo Acquisition LLC, 5.75%, 06/01/25
(d)
. 314 329,700
Twilio, Inc., 3.88%, 03/15/31 .......... 738 755,572
Unisys Corp., 6.88%, 11/01/27
(d)
........ 50 54,625
10,895,075
Leisure Products — 0.2%
Mattel, Inc.:
5.88%, 12/15/27
(d)
................ 433 469,264
3.75%, 04/01/29
(d)
................ 202 210,585
6.20%, 10/01/40 ................. 233 299,405
5.45%, 11/01/41 ................. 541 641,085
1,620,339
Life Sciences Tools & Services — 0.3%
(d)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 ................. 336 348,718
3.75%, 03/15/29 ................. 66 67,402
4.00%, 03/15/31 ................. 196 205,355
Indigo Merger Sub, Inc., 2.88%, 07/15/26 .. 817 825,170
Syneos Health, Inc., 3.63%, 01/15/29 .... 792 789,783
2,236,428
Machinery — 1.2%
Amsted Industries, Inc., 5.63%, 07/01/27
(d)
. 230 240,010
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(d)(e)
................... 188 192,800
Clark Equipment Co., 5.88%, 06/01/25
(d)(e)
.. 118 123,111
Colfax Corp., 6.38%, 02/15/26
(d)
........ 238 250,304
EnPro Industries, Inc., 5.75%, 10/15/26 ... 568 592,850
GrafTech Finance, Inc., 4.63%, 12/15/28
(d)
.. 241 247,326
Grinding Media, Inc., 7.38%, 12/15/23
(d)
... 608 619,856
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(d)(e)(j)
........ 478 507,875
Meritor, Inc., 4.50%, 12/15/28
(d)
........ 122 122,305
Security
Par (000)
Par (000) Value
Machinery (continued)
Mueller Water Products, Inc., 4.00%, 06/15/29
(d)
USD 210 $ 217,392
RBS Global, Inc., 4.88%, 12/15/25
(d)
..... 152 155,706
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(d)
.................... 272 278,800
Stevens Holding Co., Inc., 6.13%, 10/01/26
(d)
457 492,989
Terex Corp., 5.00%, 05/15/29
(d)
........ 590 611,387
Titan Acquisition Ltd., 7.75%, 04/15/26
(d)(e)
.. 906 925,683
Titan International, Inc., 7.00%, 04/30/28
(d)
. 115 121,181
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(d)(e)
720 769,500
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(d)
(e)
......................... 2,248 2,355,848
Wabash National Corp.
(d)
:
5.50%, 10/01/25 ................. 674 683,368
4.50%, 10/15/28 ................. 492 491,385
9,999,676
Marine — 0.1%
Seaspan Corp., 5.50%, 08/01/29
(d)(e)
..... 697 711,512
Media — 6.6%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(d)
.................... 187 194,899
Altice Financing SA
(d)(e)
:
5.00%, 01/15/28 ................. 1,238 1,193,710
5.75%, 08/15/29 ................. 2,341 2,267,563
AMC Networks, Inc.:
5.00%, 04/01/24 ................. 27 27,304
4.75%, 08/01/25 ................. 71 72,775
4.25%, 02/15/29 ................. 242 240,790
Block Communications, Inc., 4.88%, 03/01/28
(d)
231 236,198
Cable One, Inc.
(d)
:
1.13%, 03/15/28
(l)
................ 419 425,130
4.00%, 11/15/30 ................. 89 88,666
Clear Channel International BV, 6.63%,
08/01/25
(d)(e)
................... 1,185 1,233,881
Clear Channel Outdoor Holdings, Inc.
(d)
:
7.75%, 04/15/28 ................. 1,106 1,164,065
7.50%, 06/01/29 ................. 2,335 2,428,400
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(d)
............... 3,083 3,190,319
CSC Holdings LLC
(d)
:
5.75%, 01/15/30 ................. 895 909,969
4.13%, 12/01/30 ................. 1,030 1,010,688
4.63%, 12/01/30 ................. 2,202 2,087,441
4.50%, 11/15/31 ................. 733 723,837
5.00%, 11/15/31 ................. 229 219,485
DIRECTV Holdings LLC, 5.88%, 08/15/27
(d)
. 850 887,187
DISH DBS Corp.:
5.88%, 07/15/22 ................. 131 135,012
5.00%, 03/15/23 ................. 1,343 1,391,684
5.88%, 11/15/24 ................. 556 597,855
7.75%, 07/01/26 ................. 1,152 1,300,867
5.13%, 06/01/29 ................. 1,969 1,929,207
5.13%, 06/01/29
(d)
................ 795 778,933
DISH Network Corp.
(l)
:
2.38%, 03/15/24 ................. 496 483,290
3.38%, 08/15/26 ................. 705 732,847
GCI LLC, 4.75%, 10/15/28
(d)
.......... 145 152,221
iHeartCommunications, Inc., 8.38%, 05/01/27 69 73,744
LCPR Senior Secured Financing DAC
(d)
:
6.75%, 10/15/27 ................. 896 949,760
5.13%, 07/15/29 ................. 1,672 1,722,076
Liberty Broadband Corp.
(d)(l)
:
1.25%, 09/30/50 ................. 814 826,617
2.75%, 09/30/50 ................. 1,415 1,493,736
Midas OpCo Holdings LLC, 5.63%, 08/15/29
(d)
209 216,263

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Midcontinent Communications, 5.38%,
08/15/27
(d)
.................... USD 307 $ 319,437
News Corp., 3.88%, 05/15/29
(d)
........ 243 249,682
Outfront Media Capital LLC
(d)
:
5.00%, 08/15/27 ................. 496 508,723
4.25%, 01/15/29 ................. 235 232,920
Radiate Holdco LLC
(d)
:
4.50%, 09/15/26 ................. 2,103 2,171,348
6.50%, 09/15/28 ................. 4,058 4,137,780
Scripps Escrow II, Inc., 3.88%, 01/15/29
(d)
.. 29 29,101
Sinclair Television Group, Inc., 4.13%,
12/01/30
(d)
.................... 533 521,008
Sirius XM Radio, Inc.
(d)
:
3.13%, 09/01/26 ................. 1,006 1,019,832
4.00%, 07/15/28 ................. 1,827 1,857,831
4.13%, 07/01/30 ................. 324 325,502
3.88%, 09/01/31 ................. 1,379 1,347,111
TEGNA, Inc.:
5.50%, 09/15/24
(d)
................ 33 33,370
4.63%, 03/15/28 ................. 54 55,207
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(d)(e)
.............. 400 420,200
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(d)
1,221 1,291,061
Univision Communications, Inc.
(d)
:
5.13%, 02/15/25 ................. 150 152,190
6.63%, 06/01/27 ................. 223 242,234
UPC Broadband Finco BV, 4.88%, 07/15/31
(d)(e)
882 903,045
Videotron Ltd., 3.63%, 06/15/29
(d)(e)
...... 752 762,340
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(d)(e)
.............. 2,122 2,191,708
Ziggo Bond Co. BV
(d)(e)
:
6.00%, 01/15/27 ................. 296 306,008
5.13%, 02/28/30 ................. 1,136 1,164,939
Ziggo BV
(d)(e)
:
5.50%, 01/15/27 ................. 361 373,184
4.88%, 01/15/30 ................. 565 582,656
52,584,836
Metals & Mining — 2.3%
Allegheny Technologies, Inc.:
7.88%, 08/15/23
(k)
................ 114 128,250
4.88%, 10/01/29 ................. 225 225,844
5.13%, 10/01/31 ................. 253 254,948
Arconic Corp.
(d)
:
6.00%, 05/15/25 ................. 371 389,632
6.13%, 02/15/28 ................. 578 612,691
Big River Steel LLC, 6.63%, 01/31/29
(d)
... 3,048 3,295,650
Constellium SE
(d)
:
5.63%, 06/15/28 ................. 663 696,544
3.75%, 04/15/29 ................. 2,128 2,072,502
Freeport-McMoRan, Inc., 5.45%, 03/15/43 . 2,656 3,270,200
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(d)
.................... 183 202,901
Kaiser Aluminum Corp.
(d)
:
4.63%, 03/01/28 ................. 447 461,528
4.50%, 06/01/31 ................. 258 264,450
New Gold, Inc.
(d)(e)
:
6.38%, 05/15/25 ................. 77 79,310
7.50%, 07/15/27 ................. 1,093 1,124,566
Novelis Corp.
(d)
:
3.25%, 11/15/26 ................. 925 938,116
4.75%, 01/30/30 ................. 1,411 1,485,360
3.88%, 08/15/31 ................. 2,076 2,053,268
United States Steel Corp.:
6.25%, 03/15/26 ................. 11 11,344
6.88%, 03/01/29 ................. 537 572,557
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(d)(e)
................... USD 440 $ 438,900
18,578,561
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.:
5.00%, 12/15/21 ................. 109 109,218
5.50%, 11/01/23
(d)
................ 50 52,449
161,667
Multiline Retail — 0.1%
NMG Holding Co., Inc., 7.13%, 04/01/26
(d)
.. 782 829,898
Oil, Gas & Consumable Fuels — 9.6%
Aethon United BR LP, 8.25%, 02/15/26
(d)
... 892 963,360
Antero Midstream Partners LP
(d)
:
7.88%, 05/15/26 ................. 730 798,218
5.75%, 03/01/27 ................. 157 162,189
5.38%, 06/15/29 ................. 422 434,660
Antero Resources Corp.
(d)
:
7.63%, 02/01/29 ................. 479 535,522
5.38%, 03/01/30 ................. 158 166,398
Apache Corp.:
4.25%, 01/15/30 ................. 487 524,752
5.10%, 09/01/40 ................. 828 927,343
5.25%, 02/01/42 ................. 143 156,943
5.35%, 07/01/49 ................. 123 136,616
Ascent Resources Utica Holdings LLC
(d)
:
9.00%, 11/01/27 ................. 708 969,960
8.25%, 12/31/28 ................. 60 65,400
5.88%, 06/30/29 ................. 891 910,357
Buckeye Partners LP:
4.13%, 03/01/25
(d)
................ 28 29,015
5.85%, 11/15/43 ................. 237 237,214
5.60%, 10/15/44 ................. 308 299,530
Callon Petroleum Co.:
6.13%, 10/01/24 ................. 226 222,097
9.00%, 04/01/25
(d)
................ 1,464 1,583,031
8.00%, 08/01/28
(d)
................ 1,263 1,247,212
Centennial Resource Production LLC, 6.88%,
04/01/27
(d)
.................... 322 328,033
Cheniere Energy Partners LP:
4.50%, 10/01/29 ................. 574 610,237
4.00%, 03/01/31
(d)
................ 1,883 1,971,877
3.25%, 01/31/32
(d)
................ 1,093 1,096,607
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 4,004 4,219,215
Chesapeake Energy Corp., 5.88%, 02/01/29
(d)
32 34,190
CITGO Petroleum Corp.
(d)
:
7.00%, 06/15/25 ................. 453 463,193
6.38%, 06/15/26 ................. 463 472,260
CNX Midstream Partners LP, 4.75%, 04/15/30
(d)
207 210,203
CNX Resources Corp., 6.00%, 01/15/29
(d)
.. 82 86,715
Colgate Energy Partners III LLC
(d)
:
7.75%, 02/15/26 ................. 239 251,548
5.88%, 07/01/29 ................. 623 627,672
Comstock Resources, Inc.
(d)
:
7.50%, 05/15/25 ................. 205 213,114
6.75%, 03/01/29 ................. 1,360 1,468,800
5.88%, 01/15/30 ................. 646 671,840
Continental Resources, Inc.:
4.50%, 04/15/23 ................. 46 47,667
4.90%, 06/01/44 ................. 114 127,680
CQP Holdco LP, 5.50%, 06/15/31
(d)
...... 752 799,790
CrownRock LP, 5.63%, 10/15/25
(d)
...... 1,511 1,546,433
DCP Midstream Operating LP:
6.45%, 11/03/36
(d)
................ 269 334,254
6.75%, 09/15/37
(d)
................ 706 910,740

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.60%, 04/01/44 ................. USD 31 $ 36,115
DT Midstream, Inc.
(d)
:
4.13%, 06/15/29 ................. 888 900,485
4.38%, 06/15/31 ................. 1,967 2,026,010
Endeavor Energy Resources LP, 5.50%,
01/30/26
(d)
.................... 1,112 1,159,149
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(h)(i)
........... 1,342 1,397,519
EnLink Midstream LLC:
5.63%, 01/15/28
(d)
................ 305 324,746
5.38%, 06/01/29 ................. 121 128,015
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 293 304,550
4.15%, 06/01/25 ................. 27 27,824
4.85%, 07/15/26 ................. 28 29,392
5.60%, 04/01/44 ................. 309 295,095
5.05%, 04/01/45 ................. 45 41,062
EQM Midstream Partners LP:
6.00%, 07/01/25
(d)
................ 418 458,212
4.13%, 12/01/26 ................. 53 54,441
6.50%, 07/01/27
(d)
................ 753 846,937
4.50%, 01/15/29
(d)
................ 272 282,200
4.75%, 01/15/31
(d)
................ 854 888,177
EQT Corp.:
3.13%, 05/15/26
(d)
................ 356 364,943
3.90%, 10/01/27 ................. 542 586,569
5.00%, 01/15/29 ................. 67 75,438
7.50%, 02/01/30
(k)
................ 367 472,402
3.63%, 05/15/31
(d)
................ 100 104,200
Genesis Energy LP:
6.50%, 10/01/25 ................. 63 62,685
8.00%, 01/15/27 ................. 368 372,600
7.75%, 02/01/28 ................. 167 166,843
Great Western Petroleum LLC, 12.00%,
09/01/25
(d)
.................... 246 249,760
Harvest Midstream I LP, 7.50%, 09/01/28
(d)
. 98 104,385
Hess Midstream Operations LP, 4.25%,
02/15/30
(d)
.................... 522 527,873
Independence Energy Finance LLC, 7.25%,
05/01/26
(d)
.................... 843 868,046
ITT Holdings LLC, 6.50%, 08/01/29
(d)
..... 719 725,291
Matador Resources Co., 5.88%, 09/15/26 .. 1,846 1,908,210
Murphy Oil Corp.:
5.75%, 08/15/25 ................. 198 204,380
6.37%, 12/01/42
(k)
................ 46 46,351
New Fortress Energy, Inc.
(d)
:
6.75%, 09/15/25 ................. 2,884 2,775,850
6.50%, 09/30/26 ................. 3,079 2,944,294
NGL Energy Operating LLC, 7.50%, 02/01/26
(d)
401 408,519
NGPL PipeCo LLC, 7.77%, 12/15/37
(d)
.... 307 439,967
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(d)
954 1,019,111
NuStar Logistics LP:
5.75%, 10/01/25 ................. 232 249,980
6.00%, 06/01/26 ................. 311 335,880
6.38%, 10/01/30 ................. 35 38,500
Occidental Petroleum Corp.:
6.95%, 07/01/24 ................. 121 136,730
5.50%, 12/01/25 ................. 163 180,523
5.55%, 03/15/26 ................. 59 65,490
3.00%, 02/15/27 ................. 9 8,993
8.88%, 07/15/30 ................. 66 89,656
6.13%, 01/01/31 ................. 717 860,741
4.30%, 08/15/39 ................. 852 840,311
6.20%, 03/15/40 ................. 1,472 1,733,574
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.50%, 07/15/44 ................. USD 1,038 $ 1,042,993
4.63%, 06/15/45 ................. 1,448 1,480,580
6.60%, 03/15/46 ................. 46 57,730
4.40%, 04/15/46 ................. 332 331,120
4.10%, 02/15/47 ................. 132 125,519
4.20%, 03/15/48 ................. 520 497,900
4.40%, 08/15/49 ................. 205 201,156
Ovintiv Exploration, Inc., 5.38%, 01/01/26 .. 65 73,493
Ovintiv, Inc.:
7.38%, 11/01/31 ................. 150 203,468
6.50%, 08/15/34 ................. 96 129,473
Parkland Corp., 5.88%, 07/15/27
(d)(e)
..... 418 443,080
PDC Energy, Inc.:
6.13%, 09/15/24 ................. 118 119,770
6.25%, 12/01/25 ................. 10 10,150
Range Resources Corp.:
4.88%, 05/15/25 ................. 163 172,095
9.25%, 02/01/26 ................. 54 58,863
Rockcliff Energy II LLC, 5.50%, 10/15/29
(d)
. 453 459,795
SM Energy Co.:
10.00%, 01/15/25
(d)
............... 1,538 1,715,454
5.63%, 06/01/25 ................. 144 144,825
6.75%, 09/15/26 ................. 259 264,514
6.50%, 07/15/28 ................. 158 163,581
Southwestern Energy Co.:
8.38%, 09/15/28 ................. 112 126,866
5.38%, 02/01/29
(d)
................ 930 994,923
Sunoco LP:
6.00%, 04/15/27 ................. 42 43,732
5.88%, 03/15/28 ................. 185 195,175
Tap Rock Resources LLC, 7.00%, 10/01/26
(d)
1,313 1,344,184
Targa Resources Partners LP:
5.88%, 04/15/26 ................. 337 351,954
5.38%, 02/01/27 ................. 32 33,159
6.50%, 07/15/27 ................. 280 301,904
6.88%, 01/15/29 ................. 12 13,446
5.50%, 03/01/30 ................. 728 796,023
4.88%, 02/01/31 ................. 727 784,251
4.00%, 01/15/32
(d)
................ 432 446,450
TerraForm Power Operating LLC
(d)
:
4.25%, 01/31/23 ................. 16 16,440
5.00%, 01/31/28 ................. 14 15,032
4.75%, 01/15/30 ................. 254 265,748
Venture Global Calcasieu Pass LLC
(d)
:
3.88%, 08/15/29 ................. 1,602 1,650,140
4.13%, 08/15/31 ................. 1,896 1,976,580
Vine Energy Holdings LLC, 6.75%, 04/15/29
(d)
1,108 1,195,953
Western Midstream Operating LP:
4.75%, 08/15/28 ................. 59 64,327
5.45%, 04/01/44 ................. 660 758,102
5.30%, 03/01/48 ................. 560 645,400
5.50%, 08/15/48 ................. 147 171,990
6.50%, 02/01/50
(k)
................ 1,808 2,127,618
77,044,865
Personal Products — 0.1%
(d)
Edgewell Personal Care Co., 5.50%, 06/01/28 150 158,420
Prestige Brands, Inc., 3.75%, 04/01/31 .... 297 286,605
445,025
Pharmaceuticals — 2.2%
Bausch Health Americas, Inc.
(d)
:
9.25%, 04/01/26 ................. 100 106,797
8.50%, 01/31/27 ................. 868 924,594
Bausch Health Cos., Inc.
(d)
:
9.00%, 12/15/25 ................. 332 350,418

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
5.75%, 08/15/27 ................. USD 369 $ 386,527
7.00%, 01/15/28 ................. 438 448,819
5.00%, 01/30/28 ................. 363 344,386
4.88%, 06/01/28 ................. 417 432,116
5.00%, 02/15/29 ................. 893 831,606
6.25%, 02/15/29 ................. 551 545,225
7.25%, 05/30/29 ................. 775 794,259
5.25%, 01/30/30 ................. 46 42,895
5.25%, 02/15/31 ................. 114 104,835
Catalent Pharma Solutions, Inc.
(d)
:
5.00%, 07/15/27 ................. 5 5,194
3.13%, 02/15/29 ................. 356 349,574
3.50%, 04/01/30 ................. 1,043 1,043,000
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(d)(e)
................... 480 497,314
Elanco Animal Health, Inc., 5.90%, 08/28/28
(k)
14 16,380
Endo DAC, 9.50%, 07/31/27
(d)
......... 616 617,368
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(d)
.................... 949 949,000
Jazz Securities DAC, 4.38%, 01/15/29
(d)
... 1,165 1,207,289
Organon & Co.
(d)
:
4.13%, 04/30/28 ................. 2,427 2,475,540
5.13%, 04/30/31 ................. 1,528 1,604,935
P&L Development LLC, 7.75%, 11/15/25
(d)
.. 530 550,511
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(d)
2,536 2,583,550
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25
(e)
............ 287 312,077
17,524,209
Professional Services — 0.5%
(d)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 153 157,590
ASGN, Inc., 4.63%, 05/15/28 .......... 132 136,620
CoreLogic, Inc., 4.50%, 05/01/28 ....... 843 837,731
Dun & Bradstreet Corp. (The):
6.88%, 08/15/26 ................. 204 213,945
10.25%, 02/15/27 ................ 375 403,125
Jaguar Holding Co. II:
4.63%, 06/15/25 ................. 113 117,379
5.00%, 06/15/28 ................. 1,065 1,146,302
KBR, Inc., 4.75%, 09/30/28 ........... 305 308,812
Science Applications International Corp.,
4.88%, 04/01/28 ................ 279 288,333
3,609,837
Real Estate Management & Development — 0.5%
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(d)
............... 501 543,585
Five Point Operating Co. LP, 7.88%, 11/15/25
(d)
274 286,330
Forestar Group, Inc., 3.85%, 05/15/26
(d)
... 204 203,745
Howard Hughes Corp. (The)
(d)
:
5.38%, 08/01/28 ................. 325 342,469
4.13%, 02/01/29 ................. 469 469,586
4.38%, 02/01/31 ................. 848 853,012
Kennedy-Wilson, Inc., 4.75%, 02/01/30 ... 281 285,285
Realogy Group LLC
(d)
:
7.63%, 06/15/25 ................. 212 226,405
5.75%, 01/15/29 ................. 545 565,307
3,775,724
Road & Rail — 0.9%
(d)
Avis Budget Car Rental LLC, 5.38%, 03/01/29 211 223,006
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 466 483,335
Uber Technologies, Inc.:
7.50%, 05/15/25 ................. 719 766,454
0.00%, 12/15/25
(l)(m)
............... 621 604,004
8.00%, 11/01/26 ................. 580 612,987
7.50%, 09/15/27 ................. 1,216 1,327,720
Security
Par (000)
Par (000) Value
Road & Rail (continued)
6.25%, 01/15/28 ................. USD 1,490 $ 1,598,010
4.50%, 08/15/29 ................. 1,450 1,459,969
7,075,485
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc.
(d)
:
4.38%, 04/15/28 ................. 377 394,908
3.63%, 05/01/29 ................. 191 194,846
Microchip Technology, Inc., 4.25%, 09/01/25 797 833,447
ON Semiconductor Corp., 3.88%, 09/01/28
(d)
517 533,803
Synaptics, Inc., 4.00%, 06/15/29
(d)
....... 378 386,720
2,343,724
Software — 2.4%
Ascend Learning LLC:
6.88%, 08/01/25
(d)
................ 1,041 1,058,924
Boxer Parent Co., Inc.
(d)
:
7.13%, 10/02/25 ................. 864 922,191
9.13%, 03/01/26 ................. 1,656 1,736,415
Camelot Finance SA, 4.50%, 11/01/26
(d)
... 246 255,533
Castle US Holding Corp., 9.50%, 02/15/28
(d)
427 446,215
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(d)
.................... 1,657 1,669,427
Clarivate Science Holdings Corp.
(d)
:
3.88%, 07/01/28 ................. 822 822,000
4.88%, 07/01/29 ................. 1,764 1,767,440
Consensus Cloud Solutions, Inc.
(d)
:
6.00%, 10/15/26 ................. 159 163,373
6.50%, 10/15/28 ................. 146 151,511
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 559 557,127
Elastic NV, 4.13%, 07/15/29
(d)
......... 794 797,970
Fair Isaac Corp., 4.00%, 06/15/28
(d)
...... 126 129,150
Helios Software Holdings, Inc., 4.63%,
05/01/28
(d)
.................... 673 662,905
MicroStrategy, Inc., 6.13%, 06/15/28
(d)
.... 668 674,680
NCR Corp.
(d)
:
5.75%, 09/01/27 ................. 250 263,650
5.00%, 10/01/28 ................. 172 175,751
5.13%, 04/15/29 ................. 319 328,969
6.13%, 09/01/29 ................. 39 42,315
5.25%, 10/01/30 ................. 286 299,880
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 327 338,445
Open Text Holdings, Inc., 4.13%, 02/15/30
(d)(e)
35 35,963
PTC, Inc.
(d)
:
3.63%, 02/15/25 ................. 16 16,240
4.00%, 02/15/28 ................. 290 297,612
Rocket Software, Inc., 6.50%, 02/15/29
(d)
.. 812 803,880
SS&C Technologies, Inc., 5.50%, 09/30/27
(d)
1,804 1,904,902
Veritas US, Inc., 7.50%, 09/01/25
(d)
...... 1,967 2,045,680
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(d)
795 791,025
19,159,173
Specialty Retail — 2.4%
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 ................. 208 213,460
4.75%, 03/01/30 ................. 186 194,138
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(d)(j)
. 169 160,430
Carvana Co.
(d)
:
5.50%, 04/15/27 ................. 543 554,240
4.88%, 09/01/29 ................. 462 457,516
eG Global Finance plc
(d)(e)
:
6.75%, 02/07/25 ................. 867 886,507
8.50%, 10/30/25 ................. 399 415,459
Gap, Inc. (The)
(d)
:
3.63%, 10/01/29 ................. 223 223,557

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
3.88%, 10/01/31 ................. USD 173 $ 173,000
Group 1 Automotive, Inc., 4.00%, 08/15/28
(d)
65 66,138
GYP Holdings III Corp., 4.63%, 05/01/29
(d)
.. 463 468,209
Ken Garff Automotive LLC, 4.88%, 09/15/28
(d)
220 226,050
L Brands, Inc.:
6.63%, 10/01/30
(d)
................ 136 154,360
6.88%, 11/01/35 ................. 752 943,760
6.75%, 07/01/36 ................. 119 147,560
LBM Acquisition LLC, 6.25%, 01/15/29
(d)
... 937 936,531
LCM Investments Holdings II LLC:
4.88%, 05/01/29
(d)
................ 596 611,538
Lithia Motors, Inc., 3.88%, 06/01/29
(d)
..... 267 277,135
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 440 465,850
Penske Automotive Group, Inc.:
3.50%, 09/01/25 ................. 312 320,970
3.75%, 06/15/29 ................. 140 140,788
PetSmart, Inc.
(d)
:
4.75%, 02/15/28 ................. 1,342 1,378,905
7.75%, 02/15/29 ................. 3,031 3,307,579
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(d)
............... 641 673,050
SRS Distribution, Inc.
(d)
:
4.63%, 07/01/28 ................. 1,249 1,274,230
6.13%, 07/01/29 ................. 713 734,390
Staples, Inc.
(d)
:
7.50%, 04/15/26 ................. 1,325 1,343,848
10.75%, 04/15/27 ................ 394 383,658
White Cap Buyer LLC, 6.88%, 10/15/28
(d)
.. 1,838 1,939,090
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(d)(j)
........... 413 426,423
19,498,369
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 ......... 331 331,066
Textiles, Apparel & Luxury Goods — 0.2%
(d)
Crocs, Inc.:
4.25%, 03/15/29 ................. 314 323,128
4.13%, 08/15/31 ................. 407 410,053
Hanesbrands, Inc., 5.38%, 05/15/25 ..... 90 94,219
Levi Strauss & Co., 3.50%, 03/01/31 ..... 219 221,190
William Carter Co. (The), 5.50%, 05/15/25 .. 69 72,498
Wolverine World Wide, Inc., 4.00%, 08/15/29 209 211,090
1,332,178
Thrifts & Mortgage Finance — 0.5%
Enact Holdings, Inc., 6.50%, 08/15/25
(d)
... 806 879,967
Home Point Capital, Inc., 5.00%, 02/01/26
(d)
. 413 374,393
Ladder Capital Finance Holdings LLLP
(d)
:
4.25%, 02/01/27 ................. 708 700,920
4.75%, 06/15/29 ................. 286 283,984
MGIC Investment Corp., 5.25%, 08/15/28 .. 241 257,159
Nationstar Mortgage Holdings, Inc.
(d)
:
6.00%, 01/15/27 ................. 408 427,094
5.50%, 08/15/28 ................. 290 298,700
5.13%, 12/15/30 ................. 237 237,524
Rocket Mortgage LLC
(d)
:
2.88%, 10/15/26 ................. 422 412,378
4.00%, 10/15/33 ................. 426 422,805
4,294,924
Trading Companies & Distributors — 0.5%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(d)
199 197,756
Fortress Transportation & Infrastructure
Investors LLC
(d)
:
6.50%, 10/01/25 ................. 130 133,819
9.75%, 08/01/27 ................. 79 89,467
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
5.50%, 05/01/28 ................. USD 609 $ 613,096
Foundation Building Materials, Inc., 6.00%,
03/01/29
(d)
.................... 385 377,300
H&E Equipment Services, Inc., 3.88%,
12/15/28
(d)
.................... 75 74,708
Herc Holdings, Inc., 5.50%, 07/15/27
(d)
.... 440 461,659
Imola Merger Corp., 4.75%, 05/15/29
(d)
.... 1,149 1,188,662
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 30 32,850
WESCO Distribution, Inc.
(d)
:
7.13%, 06/15/25 ................. 205 218,762
7.25%, 06/15/28 ................. 832 921,440
4,309,519
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(d)
.................... 199 213,259
Wireless Telecommunication Services — 1.5%
Connect Finco SARL, 6.75%, 10/01/26
(d)(e)
.. 4,609 4,822,166
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 35 39,462
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(d)(i)(j)
.......... 1,139 1,030,083
Sprint Corp.:
7.88%, 09/15/23 ................. 50 55,867
7.13%, 06/15/24 ................. 183 208,291
7.63%, 03/01/26 ................. 301 364,729
T-Mobile USA, Inc.:
4.75%, 02/01/28 ................. 400 425,000
2.63%, 02/15/29 ................. 832 840,785
2.88%, 02/15/31 ................. 1,160 1,169,860
3.50%, 04/15/31 ................. 858 904,877
3.50%, 04/15/31
(d)
................ 728 767,774
Vmed O2 UK Financing I plc
(d)(e)
:
4.25%, 01/31/31 ................. 213 212,468
4.75%, 07/15/31 ................. 1,475 1,506,978
12,348,340
Total Corporate Bonds — 84.9%
(Cost: $662,071,787) ............................. 680,272,120
Floating Rate Loan Interests — 9.3%
Aerospace & Defense — 0.4%
(i)
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 1,713 1,713,604
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 579 589,856
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 203 205,440
Spirit Aerosystems, Inc., Term Loan, (LIBOR
USD 1 Month + 5.25%), 6.00%
,
 01/15/25 308 308,574
2,817,474
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(i)
................ 132 132,330
Airlines — 0.5%
(i)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/20/28
(e)
................ 1,213 1,253,381
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28
(e)
......... 719 721,394

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Airlines (continued)
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ..... USD 514 $ 546,128
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 1,276 1,283,422
3,804,325
Auto Components — 0.0%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.33%
,
 04/30/26
(i)
369 367,257
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.33%
,
 01/01/38
(i)
..... 126 125,707
Building Products — 0.0%
(i)
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 . 167 166,533
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 178 178,130
344,663
Chemicals — 0.4%
(i)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month
+ 2.50%), 3.00%
,
 03/18/28
(e)
......... 925 923,332
Arc Falcon I, Inc., Delayed Draw Term Loan,
09/22/28
(n)
..................... 54 53,536
Arc Falcon I, Inc., Term Loan, 09/22/28
(n)
... 367 366,725
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 08/27/26 ........... 597 603,496
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.83%
,
 03/30/26 67 66,868
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 06/30/27 ................. 451 449,777
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 05/15/24 ........... 125 124,237
WR Grace Holdings LLC, Term Loan,
09/22/28
(n)
..................... 652 654,041
3,242,012
Commercial Services & Supplies — 0.5%
(i)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24
(n)
............. 3,269 3,237,755
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 05/30/25
(e)
146 145,751
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.33%
,
 11/02/26 . 49 48,591
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
9.25%
,
 11/02/28
(c)
................ 275 278,437
3,710,534
Construction Materials — 0.2%
(i)
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 .... 146 145,475
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 ................. 202 200,872
Standard Industries, Inc., Term Loan,
09/22/28
(n)
..................... 986 986,532
1,332,879
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.1%
(i)
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 ................. USD 126 $ 126,446
Kleopatra Finco SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 4.75%),
5.25%
,
 02/12/26
(e)
................ 195 195,387
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 04/03/24 ................. 722 706,249
1,028,082
Diversified Consumer Services — 0.1%
(i)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.58%
,
 01/29/27 ........... 113 112,293
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 307 325,997
Sotheby's, Term Loan, (LIBOR USD 2 Month +
4.50%), 5.00%
,
 01/15/27 ........... 249 249,587
687,877
Diversified Financial Services — 0.9%
(i)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 194 194,165
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26
(e)
... 273 273,321
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28 ................. 426 438,780
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 713 713,737
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 ................. 1,394 1,396,050
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/17/27 ................. 90 89,302
Lealand Finance Co., BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 06/28/24
(c)(e)
25 13,492
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 2 Month + 6.50%),
7.00%
,
 08/02/29
(c)
................ 268 265,320
Proofpoint, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.25%), 6.75%
,
 08/31/29
(c)
715 722,150
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.25%
,
 12/11/26 ................. 620 617,935
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ..... 1,417 1,422,491
White Cap Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 10/19/27 886 888,315
7,035,058
Diversified Telecommunication Services — 0.3%
(i)
Altice Financing SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 2.88%
,
 07/15/25
(e)
.... 62 61,031
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.12%
,
 08/14/26
(e)
... 285 283,945
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 ................. 526 524,531
Northwest Fiber LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.75%),
3.83%
,
 04/30/27 ................. 328 327,230

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 03/09/27 USD 1,007 $ 998,083
2,194,820
Entertainment — 0.1%
(i)
MSG National Properties LLC, Term
Loan, (LIBOR USD 3 Month + 6.25%),
7.00%
,
 11/12/25
(c)
................ 651 665,729
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 05/30/25 ................. 9 8,605
674,334
Health Care Providers & Services — 0.3%
(i)
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.63%
,
 07/24/26 ................. 256 254,281
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.83%
,
 10/10/25 1,041 924,230
Gentiva Health Services, Inc., 1st Lien Term
Loan B1, (LIBOR USD 1 Month + 2.75%),
2.88%
,
 07/02/25 ................. 204 203,841
LifePoint Health, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.75%),
3.83%
,
 11/16/25 ................. 177 176,801
Medical Solutions LLC, 2nd Lien Term Loan,
09/24/28
(n)
..................... 260 257,400
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 06/30/25
(e)
................ 139 139,271
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 7.00%), 8.00%
,
 04/29/25 .... 491 490,971
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.00%
,
 01/08/27 ................. 315 316,096
2,762,891
Health Care Technology — 0.4%
(i)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 02/11/26 ................. 242 242,268
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 ................. 775 776,457
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.08%
,
 08/27/25 1,937 1,938,899
2,957,624
Hotels, Restaurants & Leisure — 0.3%
(i)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 07/21/25 ................. 326 325,773
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(c)
............... 87 93,531
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 625 622,027
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ..... 656 656,863
Life Time, Inc., Term Loan, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 12/16/24 ..... 474 477,280
Raptor Acquisition Corp., 1st Lien Term Loan B,
11/01/26
(e)(n)
.................... 116 116,319
2,291,793
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
SWF Holdings I Corp., Term Loan B, 09/17/28
(i)
(n)
........................... USD 608 $ 603,063
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.08%
,
 08/12/26
(i)
..... 26 25,352
Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%
,
 09/01/25
(i)
................ 504 390,641
Insurance — 0.3%
(i)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 11/05/27 ................. 274 273,808
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.33%
,
 12/23/26 ..... 116 114,231
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 314 313,516
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.33%, 12/31/25 ............... 823 815,894
(LIBOR USD 1 Month + 3.75%),
3.83%, 09/03/26 ............... 364 362,496
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 137 136,832
2,016,777
Interactive Media & Services — 0.1%
(i)
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 ................. 212 212,860
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26
(e)
.... 316 319,046
531,906
Internet & Direct Marketing Retail — 0.0%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(i)
................ 385 385,308
IT Services — 0.3%
(i)
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 156 160,095
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 428 427,523
Flexential Intermediate Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 08/01/24 ................. 187 173,394
Flexential Intermediate Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.33%
,
 08/01/25 ................. 83 76,118
Mitchell International, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 11/29/24 ................. 213 213,100
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.33%
,
 12/01/25 ................. 123 122,382
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.58%
,
 02/12/27 ........... 290 283,279
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ........... 1,100 1,103,352

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 USD 191 $ 191,222
2,750,465
Life Sciences Tools & Services — 0.2%
(i)
ICON Luxembourg SARL, Term Loan:
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28
(e)
.............. 820 822,878
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28 ............... 204 204,799
Parexel International Corp., Term Loan, (LIBOR
USD 1 Month + 2.75%), 2.83%
,
 09/27/24 583 582,507
1,610,184
Machinery — 0.3%
(i)
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28 ..... 211 210,648
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.08%
,
 09/21/26 ..... 707 709,979
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.17%
,
 03/28/25
(e)
... 1,671 1,639,515
2,560,142
Media — 0.9%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(i)
... 141 140,715
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 08/21/26
(i)
................ 961 940,173
DirectTV Financing LLC, Term Loan, 08/02/27
(i)
(n)
........................... 1,152 1,152,357
Intelsat Jackson Holdings SA, Term Loan B3,
11/27/23
(e)(i)(n)
.................... 439 444,182
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%
,
 01/02/24
(e)(i)
............... 416 422,227
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%
,
 01/02/24
(e)(o)
............... 2,255 2,286,751
Intelsat Jackson Holdings SA., Term Loan,
07/13/22
(e)(i)(n)
................... 1,172 1,179,039
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(i)
................ 122 117,078
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(i)
59 59,225
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.84%
,
 12/31/28
(e)(i)
............... 784 782,600
7,524,347
Metals & Mining — 0.0%
Grinding Media, Inc., Term Loan B, 09/22/28
(c)(i)
(n)
........................... 212 212,265
Oil, Gas & Consumable Fuels — 0.5%
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, 11/01/25
(i)(n)
......... 3,444 3,765,705
Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 3 Month + 5.00%),
5.75%
,
 03/27/28
(e)(i)
............... 950 927,663
Security
Par (000)
Par (000) Value
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 02/06/26
(i)
................ USD 681 $ 679,784
Software — 1.6%
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 10/30/28
(i)
................ 327 330,684
BMC Software, Inc., 2nd Lien Term Loan,
02/27/26
(c)(i)(n)
.................... 925 935,406
Boxer Parent Co., Inc., Term Loan, 10/02/25
(i)(n)
674 669,927
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.88%
,
 01/29/27
(i)
354 350,382
Cloudera, Inc., 2nd Lien Term Loan, 08/10/29
(c)
(i)(n)
........................... 551 548,245
Cloudera, Inc., Term Loan, 07/08/28
(i)(n)
.... 1,571 1,568,062
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(i)
................ 463 463,907
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.92%
,
 03/11/28
(i)
................ 239 239,098
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(o)
................ 707 716,191
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.33%
,
 02/25/27
(i)
..... 326 324,812
Magenta Buyer LLC, 1st Lien Term Loan,
07/27/28
(i)(n)
..................... 1,594 1,593,506
Magenta Buyer LLC, 2nd Lien Term Loan,
07/27/29
(c)(i)(n)
.................... 830 828,962
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.34%
,
 02/23/29
(i)
103 104,448
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/18/28
(c)(i)
............... 288 286,560
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.09%
,
 04/26/24
(i)
................ 357 356,982
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 08/31/28
(i)
502 499,239
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28
(i)
640 637,798
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27
(i)
... 338 335,869
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27
(i)
... 539 535,395
Sovos Compliance LLC, 1st Lien Delayed Draw
Term Loan, 08/11/28
(i)(n)
............. 53 53,392
Sovos Compliance LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
5.00%
,
 08/11/28
(i)
................ 308 309,178
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.34%
,
 03/03/28
(i)
................ 471 475,475
UKG, Inc., 1st Lien Term Loan
(i)
:
(LIBOR USD 1 Month + 3.75%),
3.83%, 05/04/26 ............... 167 167,036
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ............... 320 320,202
12,650,756

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Specialty Retail — 0.2%
(i)
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ...... USD 1,134 $ 1,135,622
Staples, Inc., Term Loan B1, (LIBOR USD 3
Month + 5.00%), 5.13%
,
 04/16/26 ..... 284 269,888
1,405,510
Transportation Infrastructure — 0.0%
(i)(n)
KKR Apple Bidco LLC, 1st Lien Term Loan,
09/22/28 ...................... 225 224,678
KKR Apple Bidco LLC, 2nd Lien Term Loan,
09/21/29 ...................... 56 56,806
281,484
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.43%
,
 05/27/24
(e)(i)
............... 401 387,163
Total Floating Rate Loan Interests — 9.3%
(Cost: $73,543,694) .............................. 74,218,175
Shares
Shares
Investment Companies — 0.0%
Western Midstream Partners LP ......... 4,417 92,580
Total Investment Companies — 0.0%
(Cost: $73,531) ................................ 92,580
Par (000)
Pa r (000)
Capital Trusts — 1.2%
Banks — 0.8%
(h)(i)
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ...................... 512 563,200
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ...................... 584 653,496
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ...................... 840 936,709
Series DD, (LIBOR USD 3 Month + 4.55%),
6.30% ...................... 98 113,680
CIT Group, Inc., Series A, (LIBOR USD 3
Month + 3.97%), 5.80% ............ 295 301,269
Citigroup, Inc., Series W, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.60%), 4.00% ................. 295 305,679
Security
Par (000)
Par (000) Value
Banks (continued)
JPMorgan Chase & Co.:
Series Q, (LIBOR USD 3 Month + 3.25%),
5.15% ...................... USD 190 $ 195,463
Series U, (LIBOR USD 3 Month + 3.33%),
6.13% ...................... 99 106,549
Series FF, (SOFR + 3.38%), 5.00% .... 1,199 1,251,456
Series HH, (SOFR + 3.13%), 4.60% .... 426 435,585
Wells Fargo & Co.:
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ...................... 425 473,667
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ...................... 710 732,187
6,068,940
Capital Markets — 0.3%
(h)(i)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 1,590 1,640,085
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 921 976,260
2,616,345
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(h)
(i)
............................ 210 241,762
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(h)(i)
............ 900 930,645
Total Capital Trusts — 1.2%
(Cost: $9,440,072) .............................. 9,857,692
Total Long-Term Investments — 97.4%
(Cost: $757,874,955) ............................. 780,509,223
Shares
Shares
Short-Term Securities — 4.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(p)(q)
................. 34,515,897 34,515,897
Total Short-Term Securities — 4.3%
(Cost: $34,515,897) .............................. 34,515,897
Total Investments — 101.7%
(Cost: $792,390,852 ) ............................. 815,025,120
Liabilities in Excess of Other Assets — (1.7)% ............ (13,470,792)
Net Assets — 100.0% .............................. $ 801,554,328
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $985,236, representing 0.12% of its net assets as of period end, and an original cost of $816,599.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
U.S. dollar denominated security issued by foreign domiciled entity.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)
Perpetual security with no stated maturity date.
(i)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Annualized 7-day yield as of period end.
(q)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 11,933,997 $ 22,581,900 $ — $ — $ — $ 34,515,897 34,515,897 $ 1,964 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury Long Bond .................................................... 1 12/21/21 $ 160 $ 2,884
U.S. Treasury Ultra Bond .................................................... 9 12/21/21 1,724 41,894
$ 44,778
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 250,241 CAD 315,000 State Street Bank and Trust Co. 12/15/21 $ 1,548
USD 537,775 EUR 454,000 BNP Paribas SA 12/15/21 11,062
USD 538,163 EUR 454,000 HSBC Bank plc 12/15/21 11,450
USD 110,829 GBP 80,000 Natwest Markets plc 12/15/21 3,023
$ 27,083
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 312 $ (2,366) $ (10,627) $ 8,261
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 567 (22,296) (55,989) 33,693
$ (24,662) $ (66,616) $ 41,954
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Glossary of Terms Used in this Report
Currency Abbreviations
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviations
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Building Products ....................................... $ 12,639 $ — $ — $ 12,639
Chemicals ............................................ 1,627,801 — — 1,627,801
Communications Equipment ................................ 184,539 — — 184,539
Electrical Equipment ..................................... 518,417 559,772 — 1,078,189
Energy Equipment & Services .............................. — — 16,462 16,462
Equity Real Estate Investment Trusts (REITs) .................... 3,221,444 — — 3,221,444
Hotels, Restaurants & Leisure .............................. 326,760 — — 326,760
Life Sciences Tools & Services .............................. 1,677,325 — — 1,677,325
Media ............................................... 288,233 — — 288,233
Metals & Mining ........................................ 928,802 — — 928,802
Oil, Gas & Consumable Fuels ............................... 6,030,118 425,464 — 6,455,582
Road & Rail ........................................... 250,880 — — 250,880
Corporate Bonds:
Aerospace & Defense .................................... — 24,251,956 — 24,251,956
Airlines .............................................. — 15,639,219 — 15,639,219
Auto Components ...................................... — 14,987,387 — 14,987,387
Automobiles .......................................... — 666,318 — 666,318
Banks ............................................... — 2,499,690 — 2,499,690
Biotechnology ......................................... — 395,150 — 395,150
Building Products ....................................... — 8,721,865 — 8,721,865
Capital Markets ........................................ — 4,818,402 — 4,818,402
Chemicals ............................................ — 13,905,519 — 13,905,519
Commercial Services & Supplies ............................. — 24,392,702 — 24,392,702
Communications Equipment ................................ — 8,731,057 — 8,731,057
Construction & Engineering ................................ — 1,825,694 — 1,825,694
Consumer Finance ...................................... — 11,696,196 — 11,696,196
Containers & Packaging .................................. — 18,253,785 — 18,253,785
Distributors ........................................... — 556,646 — 556,646
Diversified Consumer Services .............................. — 5,087,162 — 5,087,162
Diversified Financial Services ............................... — 5,883,299 — 5,883,299

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Diversified Telecommunication Services ........................ $ — $ 51,087,289 $ — $ 51,087,289
Electric Utilities ........................................ — 7,845,096 — 7,845,096
Electrical Equipment ..................................... — 1,184,191 — 1,184,191
Electronic Equipment, Instruments & Components ................. — 2,272,926 — 2,272,926
Energy Equipment & Services .............................. — 4,711,351 810,059 5,521,410
Entertainment ......................................... — 7,717,885 — 7,717,885
Equity Real Estate Investment Trusts (REITs) .................... — 22,407,744 — 22,407,744
Food & Staples Retailing .................................. — 4,622,350 — 4,622,350
Food Products ......................................... — 18,820,464 — 18,820,464
Gas Utilities ........................................... — 275,975 — 275,975
Health Care Equipment & Supplies ........................... — 8,615,949 — 8,615,949
Health Care Providers & Services ............................ — 40,077,219 — 40,077,219
Health Care Technology .................................. — 540,153 — 540,153
Hotels, Restaurants & Leisure .............................. — 44,720,292 — 44,720,292
Household Durables ..................................... — 7,752,114 — 7,752,114
Household Products ..................................... — 1,635,178 — 1,635,178
Independent Power and Renewable Electricity Producers ............ — 3,558,860 — 3,558,860
Insurance ............................................ — 15,461,183 — 15,461,183
Interactive Media & Services ............................... — 1,265,313 — 1,265,313
Internet & Direct Marketing Retail ............................ — 1,654,793 — 1,654,793
IT Services ........................................... — 10,895,075 — 10,895,075
Leisure Products ....................................... — 1,620,339 — 1,620,339
Life Sciences Tools & Services .............................. — 2,236,428 — 2,236,428
Machinery ............................................ — 9,999,676 — 9,999,676
Marine .............................................. — 711,512 — 711,512
Media ............................................... — 52,584,836 — 52,584,836
Metals & Mining ........................................ — 18,578,561 — 18,578,561
Mortgage Real Estate Investment Trusts (REITs) .................. — 161,667 — 161,667
Multiline Retail ......................................... — 829,898 — 829,898
Oil, Gas & Consumable Fuels ............................... — 77,044,865 — 77,044,865
Personal Products ...................................... — 445,025 — 445,025
Pharmaceuticals ....................................... — 17,524,209 — 17,524,209
Professional Services .................................... — 3,609,837 — 3,609,837
Real Estate Management & Development ....................... — 3,775,724 — 3,775,724
Road & Rail ........................................... — 7,075,485 — 7,075,485
Semiconductors & Semiconductor Equipment .................... — 2,343,724 — 2,343,724
Software ............................................. — 19,159,173 — 19,159,173
Specialty Retail ........................................ — 19,498,369 — 19,498,369
Technology Hardware, Storage & Peripherals .................... — 331,066 — 331,066
Textiles, Apparel & Luxury Goods ............................ — 1,332,178 — 1,332,178
Thrifts & Mortgage Finance ................................ — 4,294,924 — 4,294,924
Trading Companies & Distributors ............................ — 4,309,519 — 4,309,519
Water Utilities ......................................... — 213,259 — 213,259
Wireless Telecommunication Services ......................... — 12,348,340 — 12,348,340
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 2,817,474 — 2,817,474
Air Freight & Logistics .................................... — 132,330 — 132,330
Airlines .............................................. — 3,804,325 — 3,804,325
Auto Components ...................................... — 367,257 — 367,257
Automobiles .......................................... — 125,707 — 125,707
Building Products ....................................... — 344,663 — 344,663
Chemicals ............................................ — 3,242,012 — 3,242,012
Commercial Services & Supplies ............................. — 3,432,097 278,437 3,710,534
Construction Materials .................................... — 1,332,879 — 1,332,879
Containers & Packaging .................................. — 1,028,082 — 1,028,082
Diversified Consumer Services .............................. — 687,877 — 687,877
Diversified Financial Services ............................... — 6,034,096 1,000,962 7,035,058
Diversified Telecommunication Services ........................ — 2,194,820 — 2,194,820
Entertainment ......................................... — 8,605 665,729 674,334
Health Care Providers & Services ............................ — 2,762,891 — 2,762,891
Health Care Technology .................................. — 2,957,624 — 2,957,624
Hotels, Restaurants & Leisure .............................. — 2,198,262 93,531 2,291,793
Household Durables ..................................... — 603,063 — 603,063
Independent Power and Renewable Electricity Producers ............ — 25,352 — 25,352
Industrial Conglomerates .................................. — 390,641 — 390,641
Insurance ............................................ — 2,016,777 — 2,016,777

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Interactive Media & Services ............................... $ — $ 531,906 $ — $ 531,906
Internet & Direct Marketing Retail ............................ — 385,308 — 385,308
IT Services ........................................... — 2,750,465 — 2,750,465
Life Sciences Tools & Services .............................. — 1,610,184 — 1,610,184
Machinery ............................................ — 2,560,142 — 2,560,142
Media ............................................... — 7,524,347 — 7,524,347
Metals & Mining ........................................ — — 212,265 212,265
Oil, Gas & Consumable Fuels ............................... — 3,765,705 — 3,765,705
Pharmaceuticals ....................................... — 927,663 — 927,663
Professional Services .................................... — 679,784 — 679,784
Software ............................................. — 10,051,583 2,599,173 12,650,756
Specialty Retail ........................................ — 1,405,510 — 1,405,510
Transportation Infrastructure ............................... — 281,484 — 281,484
Wireless Telecommunication Services ......................... — 387,163 — 387,163
Investment Companies .................................... 92,580 — — 92,580
Capital Trusts ........................................... — 9,857,692 — 9,857,692
Short-Term Securities ....................................... 34,515,897 — — 34,515,897
Unfunded Floating Rate Loan Interests
(a)
.............................. — 4,438 — 4,438
$ 49,675,435 $ 759,677,505 $ 5,676,618 $ 815,029,558
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 41,954 $ — $ 41,954
Foreign currency exchange contracts ............................ — 27,083 — 27,083
Interest rate contracts ....................................... 44,778 — — 44,778
$ 44,778 $ 69,037 $ — $ 113,815
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.